Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002867
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class AAA
C000002869
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class C
C000034309
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class I
C000002866
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Growth Fund - Class A
C000002875
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class C
C000034311
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Content & Connectivity Fund - Class A
C000204772
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class A
C000204774
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class C
C000204771
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class I
C000204773
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class C
C000034308
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Rising Income and Dividend Fund - Class A
C000002873
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class AAA
C000002871
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class C
C000034310
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class I
C000002872
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Small Cap Fund - Class A
MSCI ACWI Index
Account Value [Line Items]
Account Value	$ 27,252	$ 23,354	$ 19,475	$ 16,627	$ 19,646	$ 14,046	$ 13,685		$ 12,871	$ 11,563	$ 9,683	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	27,252	23,354	19,475	16,627	19,646	14,046	13,685		12,871	11,563	9,683	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	14,564	13,525	12,289	10,942	14,628	9,028	9,669	$ 10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	14,564	13,525	12,289	10,942	14,628	9,028	9,669	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	14,564	13,525	12,289	10,942	14,628	9,028	9,669	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	14,564	13,525	12,289	10,942	14,628	9,028	9,669	10,000
MSCI World Index
Account Value [Line Items]
Account Value	28,989	24,828	20,562	17,260	20,056	14,359	13,887		12,986	11,626	9,781	10,000
MSCI World Index
Account Value [Line Items]
Account Value	28,989	24,828	20,562	17,260	20,056	14,359	13,887		12,986	11,626	9,781	10,000
MSCI World Index
Account Value [Line Items]
Account Value	28,989	24,828	20,562	17,260	20,056	14,359	13,887		12,986	11,626	9,781	10,000
MSCI World Index
Account Value [Line Items]
Account Value	28,989	24,828	20,562	17,260	20,056	14,359	13,887		12,986	11,626	9,781	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900		11,712	10,909	9,028	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900		11,712	10,909	9,028	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900		11,712	10,909	9,028	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	19,731	16,674	14,876	12,458	15,069	11,337	11,900		11,712	10,909	9,028	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value	22,668	18,014	13,587	12,257	17,408	12,225	11,184		9,838	10,183	10,337	10,000
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value	22,668	18,014	13,587	12,257	17,408	12,225	11,184		9,838	10,183	10,337	10,000
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value	22,668	18,014	13,587	12,257	17,408	12,225	11,184		9,838	10,183	10,337	10,000
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value	22,668	18,014	13,587	12,257	17,408	12,225	11,184		9,838	10,183	10,337	10,000
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	14,116	11,724	11,157	10,864	14,527	8,790	9,044	10,000
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	15,625	13,737	12,531	11,019	14,169	9,283	9,824	10,000
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	14,116	11,724	11,157	10,864	14,527	8,790	9,044	10,000
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	15,625	13,737	12,531	11,019	14,169	9,283	9,824	10,000
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	14,116	11,724	11,157	10,864	14,527	8,790	9,044	10,000
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	15,625	13,737	12,531	11,019	14,169	9,283	9,824	10,000
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	14,116	11,724	11,157	10,864	14,527	8,790	9,044	10,000
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	15,625	13,737	12,531	11,019	14,169	9,283	9,824	$ 10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	27,394	24,036	19,929	16,674	22,265	16,182	14,563		13,240	11,625	9,747	10,000
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value	19,580	15,907	14,688	13,267	17,374	12,280	12,684		13,490	11,954	9,668	10,000
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value	19,580	15,907	14,688	13,267	17,374	12,280	12,684		13,490	11,954	9,668	10,000
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value	19,580	15,907	14,688	13,267	17,374	12,280	12,684		13,490	11,954	9,668	10,000
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value	$ 19,580	$ 15,907	$ 14,688	$ 13,267	$ 17,374	$ 12,280	$ 12,684		$ 13,490	$ 11,954	$ 9,668	$ 10,000